Summary Of Significant Accounting Policies - Disclosure of Information About Unconsolidated Structured Entities Controlled by Investment Entity (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	$ 11,352,867	$ 14,041,167
Current liabilities	16,481,169	15,123,958
Equity	29,327,572	25,464,233	$ 21,737,963	$ 13,021,601
Loss for the fiscal year	4,043,800	3,000,628	5,657,642
Ferrosur Roca Management Trust [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	104,416	86,126	116,091
Current liabilities	165	114	2,287
Equity	104,251	86,012	113,804
Loss for the fiscal year	$ (9,656)	$ (8,718)	$ (44,585)